Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan and lease losses	$ 1,575	$ 1,497
Compensation related issues	353	314
Deferred loan fees	155	118
ATM Credit	50	105
Nonaccrual interest	41	132
Net operating loss carryforward	863	1,580
Other	70	2
Gross deferred tax assets	3,107	3,748
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	2	4
Depreciation	47	43
Prepaid expenses	63	78
Mark-to-market Loans	2	3
Deferred tax liabilities	480	494
Net deferred tax asset	$ 2,627	$ 3,254